Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 26, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets	£ 302,693	£ 229,641
Derivative liabilities	(300,580)	(228,940)
Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	42,625,605		£ 41,887,957
Derivative assets	302,693	229,641
Derivative liabilities	(300,580)	(228,940)
At fair value [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	302,429	229,459
Derivative assets held for held for risk management	264	182
Derivative assets	302,693	229,641	229,641
Derivative liabilities held for trading	(299,637)		228,338
Derivative liabilities held for risk management	(943)		602
Derivative liabilities	(300,580)	(228,940)	228,940
Held for risk management [Member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	110,028	109,762	109,762
Held for risk management [Member] | At fair value [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	264	182
Derivative liabilities held for risk management	(943)	(602)
Held for trading [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	42,515,577	41,778,195	£ 41,778,195
Held for trading [member] | At fair value [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	302,429	229,459
Derivative liabilities held for trading	£ (299,637)	£ (228,338)